Financial instruments (Details 29) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 494,736	$ 179,205
Current, total financial liabilities	505,087	187,345
Non-current financial liabilities at fair value through profit or loss	1,502,449	1,318,349
Non-current, total financial liabilities		1,330,382
Financial liabilities at fair value through profit or loss	0	91
Total, total financial liabilities	1,518,926	1,517,727
Lease Liability [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	7,694
Non-current financial liabilities at fair value through profit or loss	30,203
Financial liabilities at fair value through profit or loss	37,897
Trade payables due to related parties [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	475	9
Financial liabilities at fair value through profit or loss	475	9
Financial liabilities at fair value through profit or loss [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	10,351	8,140
Non-current financial liabilities at amortised cost	16,477	12,033
Financial liabilities at amortised cost	26,828	20,173
Bank borrowings [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	199	300
Non-current financial liabilities at fair value through profit or loss	69,138	68,870
Financial liabilities at fair value through profit or loss	69,337	69,170
Bonds issued [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	280,578	15,145
Non-current financial liabilities at fair value through profit or loss	1,403,108	1,249,479
Financial liabilities at fair value through profit or loss	1,683,686	1,264,624
Trade and other payables [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	205,790	163,751
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	205,790	163,751
Hedging liabilities [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	7,183	5,285
Non-current financial liabilities at amortised cost	16,477	12,033
Financial liabilities at amortised cost	23,660	17,318
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	3,168	2,855
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 3,168	$ 2,855